Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2014
Under the heading entitled “Fund Management,” please add the following:
“Ruggero de' Rossi, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2014.”
March 27, 2014
Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452083 (3/14)
Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2014
Under the heading entitled “Fund Management,” please add the following:
“Ruggero de' Rossi, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2014.”
Under the heading entitled “Portfolio Management Information,” please add the following:
“Ruggero de' Rossi
Ruggero de' Rossi has been the Fund's Portfolio Manager since March 2014. Mr. de' Rossi joined Federated in March 2014 as a Senior Portfolio Manager and is a Vice President of the Fund's Adviser. Previously, he was Partner - CIO of Tandem Global Partners from 2007 to 2014, Managing Director at JPMorgan Chase from 2004 to 2006, Managing Director at Oppenheimer Funds from 2000 to 2004, Senior Vice President at ING Barings from 1998 to 2000, Vice President at Citibank from 1995 to 1998, Vice President at Bankers Trust International from 1994 to 1995, and Director at Lehman Brothers International from 1990 to 1994. Mr. de' Rossi received his doctorate in macroeconomics and economics from University of Rome, Italy.”
March 27, 2014
Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452082 (3/14)
Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2014
Under the heading entitled “Portfolio Manager Information,” please add the following:
“The following information is provided as March 27, 2014.
Ruggero de' Rossi, Portfolio Manager
Types of Accounts Managed by Ruggero de'Rossi	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Ruggero de' Rossi is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Barclays Emerging Markets Debt Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. de' Rossi is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. For purposes of calculating the annual incentive amount, each fund or account is categorized into two IPP groups. Within each performance measurement period and IPP group, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. Although the performance of each fund/account is considered in calculating the annual incentive amount, the weighting of the IPP group weightings differ. The performance of the IPP group which includes the Fund represents a significant portion of the calculation. The IPP group to which the Fund is assigned and the other funds/accounts in the same group receive a higher weighting than funds/accounts in the other group. In addition, Mr. de' Rossi serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable, fixed-income funds. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. de' Rossi was awarded a grant of restricted Federated Stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.”
March 27, 2014

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452081 (3/14)